Income Statement Breakdown	12 Months Ended
Dec. 31, 2023
Disclosure of income statement breakdown [Abstract]
Income Statement Breakdown

NOTE 32. INCOME STATEMENT BREAKDOWN
Breakdown of: Interest Income, Fee Income and Net Income from Financial Instruments Measured at Fair Value through Profit or Loss are detailed in Schedule Q.